Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Beginning balance	$ 3,102	$ 3,177
Effects of movements in exchange rates	273	(75)
Ending balance	$ 3,375	$ 3,102